Document And Entity Information	Aug. 08, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Aug. 08, 2023
Entity Registrant Name	AMTECH SYSTEMS INC
Entity Central Index Key	0000720500
Entity Emerging Growth Company	false
Securities Act File Number	000-11412
Entity Incorporation, State or Country Code	AZ
Entity Tax Identification Number	86-0411215
Entity Address, Address Line One	131 S. Clark Drive
Entity Address, City or Town	Tempe
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85288
City Area Code	(480)
Local Phone Number	967-5146
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ASYS
Security Exchange Name	NASDAQ
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) is being filed by Amtech Systems, Inc. (the “Company”) to amend the Current Report on Form 8-K filed by the Company on August 9, 2023 (the “Original 8-K”), solely to supplement the Company’s disclosure under Item 5.02 of the Original 8-K to provide a description of the terms and conditions of the employment agreement of Robert C. Daigle, dated August 14, 2023 (the “Employment Agreement”), who succeeded Michael Whang as President and Chief Executive Officer, effective August 8, 2023. At the time of the filing of the Original 8-K, the terms of the Employment Agreement had yet to be definitively determined. This Amendment does not otherwise modify or update any other disclosures in the Original 8-K.Item 5.02 Departure of Directors or Certain Officers; Election of Directors; Appointment of Certain Officers; Compensatory Arrangements of Certain Officers.